Long-Term Debt - Revolving Credit Facilities - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) credit_facility subsidiary vessel	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Reduction in 2020	$ 251,000,000.0
Reduction in 2021	$ 208,900,000
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	0.30%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.25%
Revolving Credit Facility
Debt Instrument [Line Items]
Reduction in 2020	$ 24,400,000
Reduction in 2021	$ 330,400,000
Line of Credit
Debt Instrument [Line Items]
Number of vessels | vessel	2
Line of Credit | Financial Guarantee
Debt Instrument [Line Items]
Number of subsidiaries | subsidiary	2
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	2
Borrowings provided under revolving credit facilities	$ 354,800,000	$ 378,200,000
Undrawn amount of revolving credit facilities	$ 254,800,000	$ 166,200,000
Line of Credit | Revolving Credit Facility | LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.40%
Line of Credit | Revolving Credit Facility | LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.25%
Unsecured Debt
Debt Instrument [Line Items]
Number of credit facilities | credit_facility	1